Balances and Transactions with Related Parties - Summary of Compensation Paid to Members of the Board of Directors (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 2,929,830	$ 2,671,417	$ 2,737,851
Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	287,187	327,556	383,792
Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 97,944	$ 89,388	$ 95,866
Giuseppe Conti [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Giuseppe Conti (*)	Giuseppe Conti (1) (*)
Position	Chairman	Chairman
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Francesco Giorgianni [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Francesco Giorgianni (*)	Francesco Giorgianni (2) (*)
Position	Director	Vice-Chairman
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Francesco Buresti [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Francesco Buresti (3) (*)	Francesco Buresti (*)	Francesco Buresti
Position	Director	Director	Director
Period in position	01-01-2017 to 06-27-2017	1-1-16 to 12-31-16	1-1-15 to 12-31-15
Enrique Cibié Bluth [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Enrique Cibié Bluth	Enrique Cibié Bluth	Enrique Cibié Bluth
Position	Director	Director	Director
Period in position	01-01-2017 to 12-31-2017	1-1-16 to 12-31-16	1-1-15 to 12-31-15
Enrique Cibié Bluth [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 95,729	$ 98,102	$ 91,432
Enrique Cibié Bluth [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 32,648	$ 29,796	$ 32,038
Jorge Atton Palma [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Jorge Atton Palma	Jorge Atton Palma	Jorge Atton Palma
Position	Director	Director	Director
Period in position	01-01-2017 to 12-31-2017	1-1-16 to 12-31-16	4-27-15 to 12-31-15
Jorge Atton Palma [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 95,729	$ 98,102	$ 73,366
Jorge Atton Palma [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 32,648	$ 29,796	$ 24,454
Julio Pellegrini Vial [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Julio Pellegrini Vial	Julio Pellegrini Vial (3)
Position	Director	Director
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Julio Pellegrini Vial [Member] | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 95,729	$ 73,864
Julio Pellegrini Vial [Member] | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members	$ 32,648	$ 23,162
Mauro Di Carlo [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Mauro Di Carlo (*)	Mauro Di Carlo (3) (*)
Position	Director	Director
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Umberto Magrini [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Umberto Magrini (*)	Umberto Magrini (3) (*)
Position	Director	Director
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Fabrizio Barderi [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Fabrizio Barderi (4) (*)
Position	Director
Period in position	08-28-2017 to 12-31-2017
Luca Noviello [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name	Luca Noviello (*)	Luca Noviello (3) (*)
Position	Director	Director
Period in position	01-01-2017 to 12-31-2017	4-27-16 to 12-31-16
Enrico Viale
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Enrico Viale (1) (*)	Enrico Viale
Position		Chairman	Chairman
Period in position		1-1-16 to 4-27-16	1-1-15 to 12-31-15
Ignacio Mateo Montoya
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Ignacio Mateo Montoya (2) (*)	Ignacio Mateo Montoya
Position		Vice-Chairman	Vice Chairman
Period in position		1-1-16 to 4-27-16	1-1-15 to 12-31-15
Felipe Lamarca Claro
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Felipe Lamarca Claro (3)	Felipe Lamarca Claro
Position		Director	Director
Period in position		1-1-16 to 4-27-16	1-1-15 to 12-31-15
Felipe Lamarca Claro | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		$ 28,744	$ 91,432
Felipe Lamarca Claro | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		$ 6,634	$ 32,038
Isabel Marshall Lagarrigue
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Isabel Marshall Lagarrigue (3)	Isabel Marshall Lagarrigue
Position		Director	Director
Period in position		1-1-16 to 4-27-16	1-1-15 to 12-31-15
Isabel Marshall Lagarrigue | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members		$ 28,744	$ 91,432
Vittorio Vagliasindi
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Vittorio Vagliasindi (3) (*)	Vittorio Vagliasindi
Position		Director	Director
Period in position		1-1-16 to 4-27-16	1-1-15 to 12-31-15
Francesca Gostinelli
Disclosure Of Transactions Between Related Parties [Line Items]
Name		Francesca Gostinelli (3) (*)	Francesca Gostinelli
Position		Director	Director
Period in position		1-1-16 to 4-27-16	4-27-15 to 12-31-15
Susana Carey Claro
Disclosure Of Transactions Between Related Parties [Line Items]
Name			Susana Carey Claro
Position			Director
Period in position			1-1-15 to 4-27-15
Susana Carey Claro | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			$ 18,065
Susana Carey Claro | Directors Committee [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			$ 7,336
Alfredo Arahuetes Garcia
Disclosure Of Transactions Between Related Parties [Line Items]
Name			Alfredo Arahuetes García
Position			Director
Period in position			1-1-15 to 4-27-15
Alfredo Arahuetes Garcia | Enel Generacion Board [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Total compensation paid to members			$ 18,065